RETIREMENT BENEFIT PLANS - Total Defined Benefit Plan Amount Charged to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net interest income	£ (27)	£ (34)	£ (54)
Current service cost	8	13	13
Administration costs	8	9	7
Total	(11)	(12)	(33)
Past service and GMP costs
Disclosure of net defined benefit liability (asset) [line items]
Past service and GMP costs	£ 0	£ 0	£ 1